Staff Costs	12 Months Ended
Dec. 31, 2025
Classes of employee benefits expense [abstract]
Staff costs

3. Staff costs

Included in research and development expenses:

	2025	2024	2023
	(in thousands)
	£	£	£
Wages and salaries	3,203	3,391	4,530
Social security costs	394	376	516
Pension costs	142	205	210
Share-based payments	7,083	1,181	2,551
	10,822	5,153	7,807

Included in administrative expenses:

	2025	2024	2023
	(in thousands)
	£	£	£
Wages and salaries	1,088	1,247	1,500
Social security costs	159	116	160
Pension costs	41	44	46
Share-based payments	2,946	465	1,306
	4,234	1,872	3,012

Total employee benefit expense	15,056	7,025	10,819

The average number of staff employed under contracts of service were:

	2025	2024	2023
	(number)
Research and development activities	11	20	23
Administrative activities	5	6	6
	16	26	29

Directors’ remuneration & other benefits

	2025	2024	2023
	(in thousands)
	£	£	£
Directors’ remuneration	1,254	903	1,216
Pension and other benefits	65	64	61
	1,319	967	1,277

The number of directors who exercised share options in 2025 was 1 (2024: 2; 2023: 2). The gain on exercise of these options was £nil (2024: £2,000; 2023: £8,000).

3. Staff costs (continued)

The above amounts for remuneration include the following in respect of the highest paid director:

	2025	2024	2023
	(in thousands)
	£	£	£
Directors’ remuneration	1,026	597	913
Pension and other benefits	65	64	61
	1,091	661	974